Financial and Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Financial and Other Assets

(CAD$ in millions)	December 31, 2020	December 31, 2019
Long-term receivables and deposits	$289	$268
Marketable equity and debt securities carried at fair value	178	183
Pension plans in a net asset position (Note 23(a))	301	360
Derivative assets	77	28
Long-term portion of inventories (Note 13)	84	75
Finite life intangibles	309	162
Other	31	33
	$1,269	$1,109